Earnings per share - Additional Information (Details)	Dec. 31, 2022 USD ($) shares	Apr. 07, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Option | 2021 Incentive Award Plan
Earnings per share [line items]
Outstanding stock options | $	442,789
Option | The Plan
Earnings per share [line items]
Outstanding stock options | $	107,074
Restricted stock units
Earnings per share [line items]
Restricted stock units (in shares)		847,143
Restricted stock units | 2021 Incentive Award Plan
Earnings per share [line items]
Restricted stock units (in shares)	847,143	249,746	335,449	0
Restricted stock units | The Plan
Earnings per share [line items]
Restricted stock units (in shares)		597,397